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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 1999

Check here if Amendment [_];              Amendment Number:  ___________

This Amendment (Check only one.):         [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                     CITADEL LIMITED PARTNERSHIP
Address:                                  225 WEST WASHINGTON
                                          9TH FLOOR
                                          CHICAGO, IL 60606

13F File Number:                          28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                     GERALD A. BEESON
Title:                                    DIRECTOR OF FINANCE AND ACCOUNTING
Phone:                                    (312) 696-2121

Signature, Place, and Date of Signing:


                                       CHICAGO, ILLINOIS             05/15/1999
-------------------------------        -----------------             ----------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE


Report Summary:
CONFIDENTIAL TREATMENT REQUESTED

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             369

Form 13F Information Table Value Total:      $3,244,400    (thousands)


List of Other Included Managers:

NONE